Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total		Total shareholders' equity	Share capital	Contributed surplus	Cumulative translation adjustment	Retained earnings	Non - controlling interest
Equity at beginning of period at Dec. 31, 2020	$ 1,743,238		$ 1,735,096	$ 1,192,963	$ 19,738	$ 23,395	$ 499,000	$ 8,142
Net income	449,527	[1]	445,255				445,255	4,272
Bought deal offering	161,842		161,842	161,842
Cumulative translation reserve	(553)	[1]	(553)			(553)
U.S initial public offering and private placement	547,605		547,605	547,605
Distributions to non-controlling interest	(5,139)							(5,139)
Dividends/Dividend reinvestment plan	(45,202)		(45,202)	5,674			(50,876)
Debentures conversion	206,798		206,798	206,798
Stock-based compensation	6,009		6,009	2,957	3,052
Preferred units exchanged				0
Shares reserved for restricted share awards	(3,056)		(3,056)	(3,056)
Equity at end of period at Dec. 31, 2021	3,061,069		3,053,794	2,114,783	22,790	22,842	893,379	7,275
Net income	814,480		808,941				808,941	5,539
Bought deal offering				0
Cumulative translation reserve	(16,633)		(16,633)			(16,633)
U.S initial public offering and private placement				0
Distributions to non-controlling interest	(6,038)							(6,038)
Dividends/Dividend reinvestment plan	(59,484)		(59,484)	3,995			(63,479)
Repurchase of common shares	(5,353)		(5,353)	(4,580)			(773)
Debentures conversion				0
Stock-based compensation	3,164		3,164	2,655	509
Preferred units exchanged	8,015		8,015	8,015
Shares reserved for restricted share awards	(250)		(250)	(250)
Tax adjustment for equity issuance costs	(1,945)		(1,945)		(1,945)
Equity at end of period at Dec. 31, 2022	$ 3,797,025		$ 3,790,249	$ 2,124,618	$ 21,354	$ 6,209	$ 1,638,068	$ 6,776

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.